Investment and Subsidiaries	3 Months Ended
Sep. 30, 2019
Investments in and Advances to Affiliates [Abstract]
Investment and Subsidiaries

3 – INVESTMENT AND SUBSIDIARIES

Investments and long term deposits	Original Cost	Carrying Value – September 30, 2019
CP4H	187,367	—
Equispheres	111,990	707,166
HostedBizz	1,005	—
NuvoBio	762	755
Spiderwort	7,725	7,551

On August 9, 2017, Connecting People for Health Co-operative Ltd. (CP4H) was acquired for an undisclosed amount. ZIM recognized its portion of the proceeds, in the amount $216,901, as a gain on the sale of assets.

On February 9, 2018, ZIM sold 100,000 shares of HostedBizz to HostedBizz, for cancellation, for gross proceeds of $60,000 Canadian dollars ($45,758 United States dollars).

On August 24, 2018, NuvoBio Corporation made an equity investment in Spiderwort Inc. The investment consisted of the purchase of a $10,000 Canadian dollar ($7,725 US dollar) convertible promissory note. The note accrues simple interest of 5% per annum and upon a future equity financing of Spiderwort Inc. in an amount greater that $3,000,000 Canadian dollars all principal and accrued interest will convert into the equity securities of the financing at a price per security equal to 80% of the equity financing price per security.

Spiderwort Inc. is an advanced materials company developing novel, plant derived, biomaterial that will offer new avenues in 3D in vitro research and in regenerative medicine.